FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
Transfers between hierarchy levels	$ 0.0
Senior Notes | Carrying Value
Fair Value Measurements
Long-term debt, fair value	606.6	$ 696.9
Senior Notes | Fair Value
Fair Value Measurements
Long-term debt, fair value	$ 613.8	$ 695.4